Summary of Significant Accounting Policies - Schedule of Revenue from Contracts with Customers Disaggregated by Service Lines (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Product revenues
Total revenues	¥ 183,361	$ 27,024
Sale of AI compute servers [Member]
Product revenues
Total revenues	69,220
Sale of mobile charging robots and charging piles [Member]
Product revenues
Total revenues	11,275
Sale of health and wellness products [Member]
Product revenues
Total revenues	14,798
Sale of other electronic products and others [Member]
Product revenues
Total revenues	12,075
AI computing power service [Member]
Product revenues
Total revenues	26,800
AI industry application solutions [Member]
Product revenues
Total revenues	44,128
Commercial Planning and Consulting Services [Member]
Product revenues
Total revenues	2,743
Other services [Member]
Product revenues
Total revenues	2,322
Point in Time [Member]
Product revenues
Total revenues	153,896
Point in Time [Member] | Sale of AI compute servers [Member]
Product revenues
Total revenues	69,220
Point in Time [Member] | Sale of mobile charging robots and charging piles [Member]
Product revenues
Total revenues	11,275
Point in Time [Member] | Sale of health and wellness products [Member]
Product revenues
Total revenues	14,798
Point in Time [Member] | Sale of other electronic products and others [Member]
Product revenues
Total revenues	12,075
Point in Time [Member] | AI computing power service [Member]
Product revenues
Total revenues
Point in Time [Member] | AI industry application solutions [Member]
Product revenues
Total revenues	44,128
Point in Time [Member] | Commercial Planning and Consulting Services [Member]
Product revenues
Total revenues	1,677
Point in Time [Member] | Other services [Member]
Product revenues
Total revenues	723
Over Time [Member]
Product revenues
Total revenues	29,465
Over Time [Member] | Sale of AI compute servers [Member]
Product revenues
Total revenues
Over Time [Member] | Sale of mobile charging robots and charging piles [Member]
Product revenues
Total revenues
Over Time [Member] | Sale of health and wellness products [Member]
Product revenues
Total revenues
Over Time [Member] | Sale of other electronic products and others [Member]
Product revenues
Total revenues
Over Time [Member] | AI computing power service [Member]
Product revenues
Total revenues	26,800
Over Time [Member] | AI industry application solutions [Member]
Product revenues
Total revenues
Over Time [Member] | Commercial Planning and Consulting Services [Member]
Product revenues
Total revenues	1,066
Over Time [Member] | Other services [Member]
Product revenues
Total revenues	¥ 1,599